SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------


                                DWS Balanced Fund

The following information revises similar disclosure for the above fund in "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

  Andrew P. Cestone                        Inna Okounkova
  Managing Director of Deutsche Asset      Director of Deutsche Asset
  Management and Portfolio Manager of      Management and Portfolio Manager of
  the fund.                                the fund.
   o Joined Deutsche Asset Management       o Global Asset Allocation Portfolio
     in 1998 and the fund in 2002.            Manager: New York.
   o Head of High Yield.                    o Joined Deutsche Asset Management
   o Previous experience includes five        in 1999 as a quantitative
     years as an investment analyst at        analyst, becoming an associate
     Phoenix Investment Partners and as       Portfolio Manager in 2001.
     a credit officer in the                o Joined the fund in 2005.
     asset-based lending group at Fleet     o BS, MS, Moscow State University;
     Financial Group.                         MBA, University of Chicago.
   o BA, University of Vermont.
                                         Matthew F. MacDonald
  William Chepolis, CFA                  Director of Deutsche Asset Management
  Managing Director of Deutsche Asset    and Portfolio Manager of the fund.
  Management and Portfolio Manager of       o Joined Deutsche Asset Management
  the fund.                                   and the fund in 2006 after 14
   o Joined Deutsche Asset Management         years of fixed income experience
     in 1998 after 13 years of                at Bank of America Global
     experience as vice president             Structured Products and PPM
     and portfolio manager for Norwest        America, Inc., where he was
     Bank, where he managed the bank's        portfolio manager for public
     fixed income and foreign exchange        fixed income, including MBS, ABS,
     portfolios.                              CDOs and corporate bonds;
   o Portfolio Manager for Retail             earlier, as an analyst for MBS,
     Mortgage Backed Securities:              ABS and money markets; and
     New York.                                originally, at Duff & Phelps
   o Joined the fund in 2005.                 Credit Rating Company.
   o BIS, University of Minnesota.          o Portfolio Manager for Retail
                                              Mortgage Backed Securities: New
                                              York.
                                            o BA, Harvard University; MBA,
                                              University of Chicago Graduate
                                              School of Business.



                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group


July 7, 2006
DBF-3600

  Thomas F. Sassi                          Robert Wang
  Managing Director of Deutsche Asset      Managing Director of Deutsche Asset
  Management and Portfolio Manager         Management and Portfolio Manager of
  of the fund. the fund.                     o Global Asset Allocation Senior
   o Joined Deutsche Asset Management          Portfolio Manager: New York.
     in 1996 and the fund in 2004.           o Joined Deutsche Asset Management
   o Over 33 years of investment               in 1995 as a senior fixed income
     industry experience.                      portfolio manager after 13 years
   o BBA, MBA, Hofstra University.             of experience at J.P. Morgan &
                                               Co. trading fixed income,
  Julie M. Van Cleave, CFA                     derivatives and foreign exchange
  Managing Director of Deutsche Asset          products.
  Management and Portfolio Manager of        o Joined the fund in 2005.
  the fund.                                  o BS, The Wharton School,
   o Joined Deutsche Asset Management          University of Pennsylvania.
     and the fund in 2002.
   o Head of Large Cap Growth Portfolio
     Selection Team.
   o Previous experience includes 18 years
     of investment industry experience at
     Mason Street Advisors, as Managing
     Director and team leader for the large
     cap investment team.
   o BBA, MBA, University of Wisconsin
     -- Madison.








               Please Retain This Supplement for Future Reference


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group


July 7, 2006
DBF-3600